Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Cash and cash equivalents

Cash and cash equivalents is as follows:

Description	2018	2017
Cash	168	170
Bank account	4,262	44,123
Bank Deposit Certificates (a)	14,432	40,394

Total	18,862	84,687

(a)

Refers to highly-liquid Bank Deposit Certificates (CDBs) under repurchase agreements with returns substantially tied to a variation ranging between 75.0% and 90.0% of the Brazilian Interbank Deposit Certificate (CDI) rate.

Cash and cash equivalents for the purpose of cash flows

For the purpose of the statement of cash flows, cash and cash equivalents comprise the following at 31 December:

Description	2018	2017	2016
Cash	168	170	110
Bank account	4,262	44,123	2,861
Bank Deposit Certificates (a)	14,432	40,394	28,112

	18,862	84,687	31,083
Cash at banks and short-term deposits attributable to discontinued operations (note 10.2)	1,655	—	—

Total	20,517	84,687	31,083